As filed with the Securities and Exchange Commission on September 12, 2012
Registration No. 2-28174
Investment Company Act File No. 811-01597

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___ / /

Post-Effective Amendment No. 96 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. ______ /X/

STEWARD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250, Houston TX 77042
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (713) 260-9000

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/X/	immediately upon filing pursuant to paragraph (b).
/ /	on (date) pursuant to paragraph (b).
/ /	60 days after filing pursuant to paragraph (a)(i).
/ /	on (date) pursuant to paragraph (a)(i).
/ /	75 days after filing pursuant to paragraph (a)(ii).
/ /	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 12th day of September, 2012 and represents that this filing does not contain material that would cause it to be ineligible for filing pursuant to Rule 485(b) under the Securities Act of 1933.

STEWARD FUNDS, INC.
Registrant

By:	/s/ EDWARD L. JAROSKI
Edward L. Jaroski, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ EDWARD L. JAROSKI Edward L. Jaroski	President, Chairman of the Board & Director (Principal Executive Officer)	September 12, 2012

/s/ RICHARD NUNN Richard Nunn	Senior Vice President and Chief Compliance Officer	September 12, 2012

/s/ CARLA HOMER Carla Homer	Treasurer and Principal Financial & Accounting Officer	September 12, 2012

JAMES F. LEARY* James F. Leary	Director	September 12, 20121

JOHN R. PARKER* John R. Parker	Director	September 12, 2012

LEONARD B. MELLEY, JR.* Leonard B. Melley, Jr.	Director	September 12, 2012

JOHN M. BRIGGS*	Director	September 12, 2012
John M. Briggs

WILLIAM HERRMANN*	Director	September 12, 2012
William Herrmann

*By:	/s/EDWARD L. JAROSKI
Edward L. Jaroski, Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase